BASIS OF CONSOLIDATION AND INVESTMENTS (Details 6)	12 Months Ended
Dec. 31, 2023 R$ / shares shares
IfrsStatementLineItems [Line Items]
Number bought back shares	105,407,300
Cancelation of shares	105,907,300
First Program [Member]
IfrsStatementLineItems [Line Items]
Boards authorization	Mar. 24, 2021
Authorized quantity	58,415,015
Program period	from 3/25/2021 to 9/24/2021
Repurchase average buyback price | R$ / shares	R$ 6.1451
Minimum buyback price | R$ / shares	5.5825
Maximum buyback price | R$ / shares	R$ 6.7176
Number bought back shares	52,940,500
Treasury balance	52,940,500
Second Program [Member]
IfrsStatementLineItems [Line Items]
Boards authorization	Nov. 03, 2021
Authorized quantity	53,000,000
Program period	from 11/04/2021 to 9/24/2022
Repurchase average buyback price | R$ / shares	R$ 6.1644
Minimum buyback price | R$ / shares	5.0392
Maximum buyback price | R$ / shares	R$ 6.1208
Number bought back shares	52,466,800
Treasury balance	105,907,300,000
Second Programs [Member]
IfrsStatementLineItems [Line Items]
Boards authorization	May 18, 2022
Cancelation of shares	105,907,300
Third Program [Member]
IfrsStatementLineItems [Line Items]
Boards authorization	May 18, 2022
Authorized quantity	106,000,000
Program period	from 05/19/2022 to 5/18/2023